Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2015
Intangible Assets Net Excluding Goodwill [Abstract]
Schedule of Identifiable Acquisition Related Intangible Assets

Identifiable acquisition-related intangible assets as of June 30, 2015 and 2014 were as follows (in millions):

	Gross Carrying Amount	Accumulated Amortization	Net
June 30, 2015
Finite-Lived Intangible Assets
Customer relationships	$1,080.3	$(155.0)	$925.3
Trade names	0.2	(0.1)	0.1
Underlying rights	1.7	(0.2)	1.5
Total	1,082.2	(155.3)	926.9
Indefinite-Lived Intangible Assets
Certifications	3.5	—	3.5
Underlying Rights	17.9	—	17.9
Total	$1,103.6	$(155.3)	$948.3
June 30, 2014
Finite-Lived Intangible Assets
Customer relationships	$789.2	$(103.6)	$685.6
Trade names	0.1	—	0.1
Underlying rights	1.8	(0.1)	1.7
Total	791.1	(103.7)	687.4
Indefinite-Lived Intangible Assets
Certifications	3.5	—	3.5
Underlying rights	19.4	—	19.4
Total	$814.0	$(103.7)	$710.3

Schedule of Estimated Future Amortization of Finite-Lived Intangible Assets	Estimated future amortization of finite-lived intangible assets is as follows (in millions):
Year Ended June 30,
2016	$66.3
2017	66.2
2018	66.2
2019	66.2
2020	62.6
Thereafter	599.4
Total	$926.9